UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Senior Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz     Chicago, Illinois    8/11/08
--------------------------   -------------------  ---------
       (Signature)             (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number         Name
------------------      ----------------------
028-01190               Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total:  $12,646,118
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                   FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL LLC
                                                           FORM 13F
                                                           30-Jun-08
                                                                                                          Voting Authority
                                                                                                       ----------------------
                                                         Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                  Title of class   CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn Mgrs  Sole       Shrd None
------------------------------- -------------- --------- ---------- ---------- --- ---- ------- ----- ---------- ---- ---------
ACE Ltd.                             ORD       G0070K103    318,900  5,788,710 SH       Sole           5,520,560        268,150
AT&T Inc.                            COM       00206R102    569,982 16,918,447 SH       Sole          16,105,619        812,828
Allstate Corp.                       COM       020002101    130,501  2,862,500 SH       Sole           2,663,350        199,150
Avon Products Inc.                   COM       054303102     82,108  2,279,500 SH       Sole           2,110,700        168,800
BP PLC - Sponsored ADR          SPONSORED ADR  055622104    311,632  4,479,400 SH       Sole           4,170,650        308,750
Baker Hughes Inc.                    COM       057224107    462,144  5,291,325 SH       Sole           5,054,875        236,450
Bank of New York Mellon Corp.        COM       064058100    176,583  4,667,811 SH       Sole           4,340,005        327,806
CVS Caremark Corp.                   COM       126650100    322,443  8,148,670 SH       Sole           7,769,770        378,900
Canon Inc - Sponsored ADR            ADR       138006309     26,693    521,250 SH       Sole             385,750        135,500
Capital One Financial Corp.          COM       14040H105    233,427  6,141,209 SH       Sole           5,863,859        277,350
Cisco Systems Inc.                   COM       17275R102    418,620 17,997,440 SH       Sole          17,200,590        796,850
Covidien Ltd.                        COM       G2552X108     86,599  1,808,300 SH       Sole           1,681,000        127,300
Credit Suisse Group - Sponsore  SPONSORED ADR  225401108     40,600    896,050 SH       Sole             667,850        228,200
Du Pont (E.I.) de Nemours & Co.      COM       263534109    577,254 13,458,930 SH       Sole          12,852,780        606,150
Exxon Mobil Corp.                    COM       30231G102    211,207  2,396,541 SH       Sole           2,229,491        167,050
General Electric Co.                 COM       369604103    528,328 19,794,971 SH       Sole          18,916,731        878,240
Goldman Sachs Group Inc.             COM       38141G104    288,074  1,647,081 SH       Sole           1,570,481         76,600
Hewlett-Packard Co.                  COM       428236103    442,009  9,997,937 SH       Sole           9,525,787        472,150
Honeywell International Inc.         COM       438516106     68,534  1,363,038 SH       Sole           1,267,488         95,550
Host Hotels & Resorts Inc.           COM       44107P104     85,147  6,237,896 SH       Sole           5,803,946        433,950
Intercontinental Hotels Group   SPONS ADR NEW  45857P301    122,110  9,160,567 SH       Sole           8,803,740        356,827
JPMorgan Chase & Co.                 COM       46625H100    473,878 13,811,662 SH       Sole          13,152,512        659,150
Johnson & Johnson                    COM       478160104    470,311  7,309,781 SH       Sole           7,002,831        306,950
Marathon Oil Corp.                   COM       565849106    408,225  7,870,150 SH       Sole           7,514,500        355,650
Masco Corp.                          COM       574599106    197,387 12,548,438 SH       Sole          11,957,338        591,100
Morgan Stanley                     COM NEW     617446448     85,276  2,364,181 SH       Sole           2,227,319        136,862
News Corp Inc - CL A                 CL A      65248E104    338,974 22,538,145 SH       Sole          21,550,245        987,900
Occidental Petroleum Corp.           COM       674599105    358,864  3,993,590 SH       Sole           3,814,740        178,850
Omnicom Group                        COM       681919106    119,805  2,669,450 SH       Sole           2,480,850        188,600
Pepsico Inc.                         COM       713448108    418,191  6,576,358 SH       Sole           6,249,838        326,520
Procter & Gamble Co.                 COM       742718109    418,005  6,873,951 SH       Sole           6,554,151        319,800
Schering-Plough Corp.                COM       806605101    372,661 18,926,425 SH       Sole          18,121,125        805,300
Siemens AG Sponsored ADR        SPONSORED ADR  826197501     49,457    449,075 SH       Sole             417,300         31,775
Suntrust Banks Inc.                  COM       867914103    200,103  5,524,660 SH       Sole           5,266,310        258,350
Target Corp.                         COM       87612E106    316,110  6,799,537 SH       Sole           6,506,437        293,100
Texas Instruments Inc.               COM       882508104    386,765 13,734,564 SH       Sole          13,155,864        578,700
Textron Inc.                         COM       883203101    297,999  6,217,386 SH       Sole           5,942,986        274,400
Total SA - Sponsored ADR        SPONSORED ADR  89151E109     55,937    656,000 SH       Sole             486,050        169,950
Toyota Motor Corp - Sponsored   SP ADR REP2COM 892331307     46,577    495,500 SH       Sole             367,600        127,900
Tyco Electronics Ltd.              COM NEW     G9144P105    214,417  5,985,944 SH       Sole           5,704,644        281,300
Viacom Inc Class B                   CL B      92553P201    350,819 11,487,200 SH       Sole          10,943,950        543,250
Vodafone Group PLC - Sponsored  SPONS ADR NEW  92857W209    551,769 18,729,417 SH       Sole          17,403,617      1,325,800
Wells Fargo & Co.                    COM       949746101    259,679 10,933,850 SH       Sole          10,428,500        505,350
Wyeth                                COM       983024100    633,480 13,208,498 SH       Sole          12,634,248        574,250
XTO Energy                           COM       98385X106    118,534  1,730,164 SH       Sole           1,607,917        122,247
REPORT SUMMARY                        45                 12,646,118